Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Large Growth Fund
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Cornerstone Large Growth Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Cornerstone Large Growth Fund		Investor Class	Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.34%	0.25%
Shareholder Servicing Fee		0.10%	none
All Remaining Other Expenses		0.24%	0.25%
Total Annual Fund Operating Expenses		1.08%	0.99%
[1]	"Other Expenses" have been restated to reflect current administration and related fees included in "All Remaining Other Expenses." Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Cornerstone Large Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	110	343	595	1,317
Institutional Class	101	315	547	1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). The Large Growth Formula excludes American Depositary Receipts. The Large Growth Formula selects the 50 common stocks from the Capital IQ Database that meet the following criteria, in order:

1)	Market capitalization that exceeds the Database average
2)	Price-to-cash flow ratio less than the Database median
3)	Positive total capital
4)	Highest one-year return on total capital

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Growth Style Risk: A growth style of investing may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth.  Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery.  There is the risk that the growth investment style may be out of favor for a period of time.  At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Value Investing Risk: The value approach to investing involves the risk that value stock may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of indices that reflect a broad measure of market performance, the Russell 1000® Index and the S&P 500 Index. For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 21.26% for the quarter ended June 30, 2009 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2014)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Average Annual Returns Hennessy Cornerstone Large Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Hennessy Cornerstone Large Growth Fund - Investor Return before taxes	16.18%	15.92%	22.28%	Mar. 20, 2009
Institutional Class	Hennessy Cornerstone Large Growth Fund - Institutional Return before taxes	16.29%	16.22%	22.59%	Mar. 20, 2009
After Taxes on Distributions Investor Class	Hennessy Cornerstone Large Growth Fund - Investor Return after taxes on distributions	11.93%	13.96%	20.47%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Cornerstone Large Growth Fund - Investor Return after taxes on distributions and sale of Fund shares	12.59%	12.86%	18.54%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	21.49%	Mar. 20, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	21.11%	Mar. 20, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.